Acquisitions and disposals (Details 3) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Fair value of identifiable assets and assumed liabilities:
Investment properties	$ (4,382)		$ 29,586
Property, plant and equipment	(27,900)	1,712	15,104
Intangible assets	(6,188)	19	6,603
Joint ventures and investment in associates	(365)	(74)	9,268
Investments in financial assets	(2,846)		5,824
Inventories	(5,896)		1,919
Cash and cash equivalents	(5,554)	150
Borrowings	(432)	660	60,306
Trade and other payables	(2,389)	917	19,749
Provisions	(7)	(2)	969
Employee benefits	(1,254)	47	405
Non-controlling interest	(7,329)	$ (40)	$ 8,630
Shufersal Ltd. [Member]
Fair value of identifiable assets and assumed liabilities:
Investment properties	4,489
Property, plant and equipment	29,001
Intangible assets	7,108
Joint ventures and investment in associates	401
Restricted assets	91
Trade and other receivables	12,240
Investments in financial assets	2,846
Derivative financial instruments	23
Inventories	6,276
Cash and cash equivalents	5,579
TOTAL ASSETS	68,054
Borrowings	21,310
Deferred income tax	2,808
Trade and other payables	23,974
Provisions	447
Employee benefits	1,279
Salaries and social security liabilities	2,392
Income tax and MPIT liabilities	8
TOTAL LIABILITIES	52,218
Non-controlling interest	7,335
Net assets disposed including goodwill	$ 8,501